Redeemable Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock Issued and Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares Authorized	36,064,095	29,496,153	29,496,153
Shares Issued and Outstanding	36,064,095	29,496,153	29,496,153
Liquidation Amount	$ 271,148	$ 82,643	$ 82,643
Carrying Amount	$ 269,941	$ 82,044	$ 82,044
Series A Redeemable convertible preferred stock [Member]
Issue Price per share	$ 0.8340	$ 0.8340	$ 0.8340
Shares Authorized	5,395,685	5,395,685	5,395,685
Shares Issued and Outstanding	5,395,685	5,395,685	5,395,685
Liquidation Amount	$ 4,500	$ 4,500	$ 4,500
Carrying Amount	$ 4,413	$ 4,413	$ 4,413
Series B Redeemable convertible preferred stock [Member]
Issue Price per share	$ 2.2513	$ 2.2513	$ 2.2513
Shares Authorized	5,108,073	5,108,073	5,108,073
Shares Issued and Outstanding	5,108,073	5,108,073	5,108,073
Liquidation Amount	$ 11,500	$ 11,500	$ 11,500
Carrying Amount	$ 11,362	$ 11,362	$ 11,362
Series C Redeemable convertible preferred stock [Member]
Issue Price per share	$ 2.8652	$ 2.8652	$ 2.8652
Shares Authorized	12,789,050	12,789,050	12,789,050
Shares Issued and Outstanding	12,789,050	12,789,050	12,789,050
Liquidation Amount	$ 36,643	$ 36,643	$ 36,643
Carrying Amount	$ 36,324	$ 36,324	$ 36,324
Series C plus redeemable convertible preferred stock [Member]
Issue Price per share	$ 4.8361	$ 4.8361	$ 4.8361
Shares Authorized	6,203,345	6,203,345	6,203,345
Shares Issued and Outstanding	6,203,345	6,203,345	6,203,345
Liquidation Amount	$ 30,000	$ 30,000	$ 30,000
Carrying Amount	$ 29,945	$ 29,945	$ 29,945
Series D Redeemable Convertible Preferred Stock [Member]
Issue Price per share	$ 28.4413
Shares Authorized	4,869,854
Shares Issued and Outstanding	4,869,854
Liquidation Amount	$ 138,505
Carrying Amount	$ 138,257
Series D Plus Redeemable Convertible Preferred Stock [Member]
Issue Price per share	$ 29.4449
Shares Authorized	1,698,088
Shares Issued and Outstanding	1,698,088
Liquidation Amount	$ 50,000
Carrying Amount	$ 49,640